Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Revenue	₩ 65,154,636	₩ 60,186,867	₩ 52,939,771
Cost of sales	(57,129,060)	(51,915,597)	(46,271,465)
Gross profit	8,025,576	8,271,270	6,668,306
Selling and administrative expenses
Impairment loss on trade accounts and notes receivable	(74,781)	(173,694)	(165,150)
Other administrative expenses	(1,985,755)	(2,003,106)	(2,126,390)
Selling expenses	(369,245)	(1,557,277)	(1,553,686)
Other operating income and expenses
Impairment loss on other receivables	(63,092)	(98,177)	(37,567)
Other operating income	523,586	448,481	202,478
Other operating expenses	(2,014,462)	(691,376)	(705,495)
Operating profit	4,041,827	4,196,121	2,282,496
Share of profit (loss) of equity-accounted investees, net	112,635	10,540	(88,677)
Finance income and costs
Finance income	1,705,970	2,372,667	2,231,980
Finance costs	(2,244,416)	(2,484,277)	(3,014,190)
Profit before income taxes	3,616,016	4,095,051	1,411,609
Income tax expense	(1,683,630)	(1,185,740)	(379,544)
Profit	1,932,386	2,909,311	1,032,065
Items that will not be reclassified subsequently to profit or loss :
Remeasurements of defined benefit plans	(173,489)	(47,543)	20,540
Net changes in fair value of equity investments at fair value through other comprehensive income	(149,188)
Items that are or may be reclassified subsequently to profit or loss :
Capital adjustment arising from investments in equity-method investees	(62,732)	(217,388)	134,590
Net changes in unrealized fair value of available-for-sale investments		(31,389)	310,608
Foreign currency translation differences	(42,908)	(264,695)	(11,491)
Gain or losses on valuation of derivatives	(212)	(143)
Other comprehensive income (loss), net of tax	(428,529)	(561,158)	454,247
Total comprehensive income	1,503,857	2,348,153	1,486,312
Profit attributable to :
Owners of the controlling company	1,711,902	2,756,230	1,354,807
Non-controllinginterests	220,484	153,081	(322,742)
Profit	1,932,386	2,909,311	1,032,065
Total comprehensive income attributable to :
Owners of the controlling company	1,292,785	2,184,402	1,814,030
Non-controllinginterests	211,072	163,751	(327,718)
Total comprehensive income	₩ 1,503,857	₩ 2,348,153	₩ 1,486,312
Basic and diluted earnings per share (in Won)	₩ 21,177	₩ 34,040	₩ 16,521